Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 92.1%
Alabama - 1.6%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2038 - 09/01/2039	$ 4,750,000	$ 5,164,877
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, AGM,
5.25%, 08/01/2053	750,000	813,355
5.50%, 08/01/2058	540,000	594,855
Madison Water & Wastewater Board, Revenue Bonds,
5.25%, 12/01/2048	815,000	927,476
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	2,350,000	2,542,432
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series B,
Fixed until 12/01/2031, 4.00% (B), 12/01/2051	8,200,000	8,120,692

		18,163,687

Alaska - 0.2%
Alaska Housing Finance Corp., Revenue Bonds,
Series A,
6.00%, 06/01/2054 (C)	2,475,000	2,704,695

Arizona - 2.0%
Arizona Industrial Development Authority, Revenue Bonds,
Series A,
5.25%, 11/01/2053	1,875,000	1,967,662
Series A, BAM,
5.00%, 06/01/2049 - 06/01/2058	13,510,000	13,964,380
Series B,
4.00%, 07/01/2041	135,000	127,793
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	35,052
County of Pinal, Revenue Bonds,
4.00%, 08/01/2036	490,000	505,618
Estrella Mountain Ranch Community Facilities District, General Obligation Unlimited,
4.50%, 07/15/2043	425,000	436,616
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	1,265,000	1,273,049
La Paz County Industrial Development Authority, Revenue Bonds,
4.90%, 06/15/2028 (A)	345,000	335,991
Tempe Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2025 - 12/01/2026	210,000	206,727

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Town of Marana Pledged Excise Revenue, Revenue Bonds,
4.00%, 07/01/2044 (C)	$ 2,165,000	$ 2,160,353
Verrado Community Facilities District No. 1, General Obligation Unlimited,
BAM,
5.00%, 07/15/2033 - 07/15/2034	1,990,000	2,307,342

		23,320,583

Arkansas - 0.9%
County of Pulaski, Revenue Bonds,
5.25%, 03/01/2053	4,410,000	4,746,390
Little Rock School District, General Obligation Limited,
3.00%, 02/01/2026 - 02/01/2028	5,655,000	5,568,429

		10,314,819

California - 7.7%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax,
BAM,
5.00%, 09/01/2036	1,605,000	1,789,396
Alameda Corridor Transportation Authority, Revenue Bonds,
Series C,
Zero Coupon, 10/01/2053 (C)	1,000,000	234,823
Alameda County Oakland Unified School District, General Obligation Unlimited,
Series A, AGM,
5.25%, 08/01/2043 - 08/01/2048	2,860,000	3,293,412
Anaheim Public Financing Authority, Revenue Bonds,
Series A, BAM,
5.00%, 09/01/2030 - 09/01/2033	4,125,000	4,557,509
Apple Valley Public Financing Authority, Tax Allocation,
Series A, BAM,
4.00%, 06/01/2036	680,000	712,626
Beaumont Public Improvement Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/01/2043 - 09/01/2049	3,315,000	3,474,547
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	72,145	61,390
California Municipal Finance Authority, Certificate of Participation,
Series A, AGM,
5.25%, 11/01/2052	4,285,000	4,833,583
California Municipal Finance Authority, Revenue Bonds,
4.38%, 07/01/2025 (A)	270,000	270,053
5.00%, 01/01/2035 - 01/01/2043	4,795,000	5,191,233
BAM,
4.00%, 05/15/2036	1,875,000	1,928,443
Series A,
4.00%, 10/01/2034 - 10/01/2044	5,630,000	5,611,776
4.50%, 06/01/2028 (A)	200,000	197,821
5.00%, 10/01/2044	2,275,000	2,332,677
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (A)	515,000	495,104

Transamerica Funds	Page 1

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2025 (A)	$ 225,000	$ 228,842
Series A, AGM,
5.38%, 08/15/2057	3,545,000	3,925,193
California Statewide Communities Development Authority, Special Assessment
4.00%, 09/02/2028	2,040,000	2,063,187
5.00%, 09/02/2034	870,000	941,233
Cathedral City Redevelopment Successor Agency, Tax Allocation,
Series A, BAM,
4.00%, 08/01/2034	280,000	292,886
City of Azusa, Special Tax,
AGM,
5.00%, 09/01/2049	1,245,000	1,304,176
City of Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	2,580,000	2,726,939
Coachella Redevelopment Successor Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2030	85,000	90,197
Conejo Valley Unified School District, General Obligation Unlimited,
Series E,
Zero Coupon, 08/01/2036 - 08/01/2037 (C)	6,140,000	3,754,004
County of El Dorado, Special Tax
5.00%, 09/01/2029	785,000	829,861
BAM,
3.00%, 09/01/2025	140,000	139,922
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds,
Series B,
3.25%, 12/01/2036	2,100,000	2,047,706
Eastside Union School District, General Obligation Unlimited,
Series A, BAM,
5.50%, 08/01/2053	925,000	1,060,746
El Rancho Unified School District, General Obligation Unlimited
Series D, BAM,
5.50%, 08/01/2041	345,000	411,060
5.75%, 08/01/2048	1,610,000	1,923,751
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	25,000,000	2,893,077
Livingston Union School District, Certificate of Participation,
5.25%, 11/01/2043 - 11/01/2048	1,490,000	1,672,233
Los Angeles Department of Water & Power, Revenue Bonds,
Series A,
5.00%, 07/01/2030	1,250,000	1,305,317
Series D,
5.00%, 07/01/2030 - 07/01/2031	4,500,000	4,534,913
Manteca Unified School District, General Obligation Unlimited,
Series B,
5.25%, 08/01/2053	2,475,000	2,801,551

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Menifee Union School District Public Financing Authority, Special Tax,
Series A, BAM,
5.00%, 09/01/2032	$ 265,000	$ 274,611
Mount Diablo Unified School District, General Obligation Unlimited,
Series A, AGM,
5.50% (D), 08/01/2030	2,000,000	2,077,324
Mountain House Public Financing Authority, Revenue Bonds,
Series B, BAM,
4.00%, 12/01/2035	200,000	211,913
Municipal Improvement Corp. of Los Angeles, Revenue Bonds,
Series B,
5.00%, 11/01/2030	1,140,000	1,211,692
Palmdale Elementary School District, Special Tax,
5.00%, 08/01/2041 - 08/01/2044	1,400,000	1,582,179
Parlier Unified School District, General Obligation Unlimited,
Series C,
5.25%, 08/01/2053	1,000,000	1,114,106
Poway Public Financing Authority, Revenue Bonds,
Series A, BAM,
5.25%, 06/01/2053	1,110,000	1,251,416
Rio Elementary School District Community Facilities District, Special Tax,
BAM,
5.00%, 09/01/2029 - 09/01/2030	425,000	450,840
River Islands Public Financing Authority, Special Tax,
Series A-1, AGM,
5.25%, 09/01/2052	340,000	371,605
San Francisco City & County Redevelopment Successor Agency, Tax Allocation,
AGM,
5.25%, 08/01/2053	1,475,000	1,642,063
San Jacinto Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2030	4,070,000	4,102,378
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	225,000	231,009
Temescal Valley Water District, Special Tax,
4.00%, 09/01/2025	195,000	195,097
Tulare Local Health Care District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2039	700,000	719,664
Ukiah Unified School District, General Obligation Unlimited,
Series C,
5.25%, 08/01/2046	1,350,000	1,573,033
Washington Township Health Care District, General Obligation Unlimited
Series B,
5.25%, 08/01/2048	150,000	169,134
Series B, AGM,
4.25%, 08/01/2045	1,450,000	1,490,491

		88,599,742

Transamerica Funds	Page 2

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado - 3.4%
Arista Metropolitan District, General Obligation Limited
Series A,
4.25%, 12/01/2043	$ 1,750,000	$ 1,767,202
5.00%, 12/01/2048	2,650,000	2,820,861
Auraria Higher Education Center, Revenue Bonds,
AGM,
4.00%, 04/01/2029	3,425,000	3,462,804
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	384,912
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (E)	294,000	284,334
Bromley Park Metropolitan District No. 2, General Obligation Limited
BAM,
5.38%, 12/01/2053	2,400,000	2,672,612
Series A, BAM,
5.00%, 12/01/2031	285,000	305,261
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
5.00%, 06/15/2029	670,000	695,834
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
4.00%, 11/15/2043 - 11/15/2046	5,920,000	5,785,358
Series B,
4.00%, 01/01/2040	2,430,000	2,454,736
Colorado State Education Loan Program, Revenue Notes,
Series B,
4.50%, 06/28/2024	1,000,000	1,005,042
Denver City & County Housing Authority, Revenue Bonds,
Series A,
4.50%, 07/01/2041	1,325,000	1,369,220
5.00%, 07/01/2027	3,290,000	3,439,132
Erie Farm Metropolitan District, General Obligation Limited,
5.00%, 12/01/2046	500,000	538,560
Highpointe Vista Metropolitan District No. 2, General Obligation Limited,
BAM,
4.00%, 12/01/2046	275,000	275,188
Littleton Village Metropolitan District No. 2, General Obligation Limited,
5.00%, 12/01/2053	535,000	561,776
Midtown Clear Creek Metropolitan District, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2053	1,500,000	1,582,438
Northglenn Urban Renewal Authority, Tax Allocation,
4.00%, 12/01/2027 - 12/01/2038	1,210,000	1,190,596
Park Creek Metropolitan District, Revenue Bonds,
Series A,
4.25%, 12/01/2047	430,000	431,948
5.00%, 12/01/2032 - 12/01/2043	1,530,000	1,660,077
Series A, NATL-IBC,
5.00%, 12/01/2045	125,000	126,635

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	$ 4,000,000	$ 2,940,181
Ravenna Metropolitan District, General Obligation Limited,
5.00%, 12/01/2043	1,000,000	1,074,376
Silver Peaks Metropolitan District No. 2, General Obligation Limited,
BAM,
5.00%, 12/01/2037 - 12/01/2042	1,120,000	1,167,906
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
Zero Coupon (D), 12/01/2051	1,000,000	763,765
Vauxmont Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2050	165,000	173,133
Wyndham Hill Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
4.00%, 12/01/2034	540,000	563,780

		39,497,667

Connecticut - 1.6%
City of New Haven, General Obligation Unlimited
BAM,
5.25%, 08/01/2043	1,685,000	1,894,910
Series A,
5.50%, 08/01/2035	210,000	228,244
Series B, BAM,
5.00%, 08/15/2025	40,000	41,026
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 12/01/2045	4,830,000	4,923,432
Series A, AGM-CR,
2.13%, 07/01/2031	7,690,000	6,966,431
Series M,
4.00%, 07/01/2039	1,415,000	1,395,940
State of Connecticut Special Tax Revenue, Revenue Bonds,
Series A,
5.00%, 09/01/2034	1,000,000	1,006,979
Town of Hamden, General Obligation Unlimited,
AGM,
5.00%, 08/15/2031 - 08/15/2036	2,175,000	2,495,113

		18,952,075

Delaware - 0.2%
Delaware Municipal Electric Corp., Revenue Bonds,
Series A, BAM,
5.00%, 10/01/2038	265,000	292,734
Delaware State Economic Development Authority, Revenue Bonds,
Series B,
5.25%, 11/15/2053	2,500,000	2,581,852

		2,874,586

District of Columbia - 0.6%
District of Columbia, Revenue Bonds,
5.00%, 07/01/2052	110,000	108,112
Series A,
4.13%, 07/01/2027	640,000	623,969
5.00%, 07/01/2032	1,300,000	1,288,510

Transamerica Funds	Page 3

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	$ 1,205,000	$ 1,204,993
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
Series B, AGM-CR,
6.50% (D), 10/01/2044	1,620,000	1,829,949
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds,
Series A,
5.50%, 07/15/2051	1,285,000	1,466,388

		6,521,921

Florida - 2.5%
City of Lakeland, Revenue Bonds,
5.00%, 11/15/2045	4,135,000	4,165,218
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series B, AGM,
5.00%, 11/01/2033 - 11/01/2037	5,365,000	5,662,579
City of Tampa Water & Wastewater System Revenue, Revenue Bonds,
Series A,
5.25%, 10/01/2057	525,000	580,872
County of Miami-Dade, Revenue Bonds,
Series A, AGC,
6.88% (D), 10/01/2034	975,000	1,189,072
County of Pasco, Revenue Bonds,
AGM,
5.00%, 09/01/2048	370,000	396,724
5.75%, 09/01/2054	1,260,000	1,416,631
Florida Development Finance Corp., Revenue Bonds,
Series A,
5.00%, 06/15/2035 - 06/15/2040	1,195,000	1,220,424
Florida State Board of Governors, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2028	135,000	147,932
Series A, BAM,
5.00%, 07/01/2035 - 07/01/2037	6,390,000	7,239,489
JEA Water & Sewer System Revenue, Revenue Bonds,
Series A,
5.50%, 10/01/2054 (C)	590,000	672,596
North Sumter County Utility Dependent District, Revenue Bonds,
BAM,
5.00%, 10/01/2036 - 10/01/2037	500,000	545,046
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2024	140,000	138,969
Wildwood Utility Dependent District, Revenue Bonds,
AGM,
5.50%, 10/01/2048 - 10/01/2053	4,875,000	5,432,434

		28,807,986

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 2.7%
Albany-Dougherty County Hospital Authority, Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 09/01/2031 - 09/01/2033	$ 22,220,000	$ 25,222,945
DeKalb County Housing Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2033	3,750,000	3,739,610
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	1,835,000	1,759,817
State of Georgia, General Obligation Unlimited,
Series A,
5.00%, 02/01/2028	145,000	148,184
Turner County School District, General Obligation Unlimited,
5.00%, 09/01/2041	290,000	327,325

		31,197,881

Idaho - 0.4%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,300,000	4,247,041
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.63%, 07/01/2029 (A)	155,000	154,225

		4,401,266

Illinois - 12.0%
Adams County School District No. 172, General Obligation Unlimited,
AGM,
5.00%, 02/01/2029	1,065,000	1,104,085
Berwyn Municipal Securitization Corp., Revenue Bonds,
Series A, AGM- CR,
5.00%, 01/01/2035	8,230,000	9,139,355
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,050,000	1,083,503
City of Chicago Waterworks Revenue, Revenue Bonds,
5.00%, 11/01/2028	500,000	505,712
Series A, AGM,
5.50%, 11/01/2062	28,305,000	31,358,688
City of East Moline, General Obligation Unlimited,
Series A, AGM,
4.00%, 01/15/2036	840,000	864,662
City of Waukegan, General Obligation Unlimited
Series A, AGM,
5.00%, 12/30/2035	1,345,000	1,416,079
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2031	1,560,000	1,649,936
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	45,000	45,627
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	210,000	213,129

Transamerica Funds	Page 4

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2024	$ 1,050,000	$ 1,054,179
BAM-TCRS,
5.25%, 12/01/2027 - 12/01/2043	3,050,000	3,063,828
Cook County High School District No. 209 Proviso Township, General Obligation Limited,
Series B, AGM,
5.00%, 12/01/2032	1,500,000	1,659,069
Cook County School District No. 111, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2037	2,350,000	2,509,659
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 10/15/2037	7,020,000	5,747,966
5.00%, 08/01/2026 - 04/01/2034	2,930,000	3,085,782
AGM,
5.00%, 12/01/2036	1,000,000	1,028,847
Series A,
5.00%, 11/01/2025 - 11/01/2029	4,760,000	4,895,590
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	1,378,812	1,234,989
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2044	1,075,000	1,154,315
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
BAM,
5.00%, 12/01/2030	3,235,000	3,541,535
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited,
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2032	2,605,000	2,737,923
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
BAM,
5.00%, 01/01/2035	2,285,000	2,319,773
Northeastern Illinois University, Certificate of Participation,
AGM,
4.00%, 07/01/2025	145,000	144,807
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	105,891
Northern Illinois University, Revenue Bonds
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	2,180,000	2,204,618
5.00%, 04/01/2027	130,000	136,042
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited,
Series C, AGM,
4.00%, 12/01/2026	110,000	110,061
Rock Island County Public Building Commission, Revenue Bonds,
AGM,
5.00%, 12/01/2030	530,000	561,260

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	$ 455,000	$ 455,158
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	900,000	929,153
State of Illinois, General Obligation Unlimited
5.00%, 11/01/2035	3,740,000	3,862,284
5.50%, 05/01/2039	5,620,000	6,231,222
Series B,
5.00%, 12/01/2032 - 10/01/2033	9,570,000	10,669,015
Village of Bellwood, General Obligation Unlimited,
Series B, AGM,
3.00%, 12/01/2029	1,000,000	998,642
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2028	1,715,000	1,716,901
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	7,316,293
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	300,266
Village of Lyons, General Obligation Unlimited
Series B, BAM,
4.00%, 12/01/2037	1,050,000	1,082,992
5.00%, 12/01/2032	125,000	125,158
Village of Matteson, Revenue Bonds,
BAM,
5.00%, 12/01/2024 - 12/01/2035	1,975,000	2,113,373
Village of Montgomery, Special Assessment
BAM,
2.85%, 03/01/2024	126,000	125,899
3.10%, 03/01/2026	176,000	176,111
3.40%, 03/01/2029	609,000	612,234
Village of Rosemont, General Obligation Unlimited,
Series A, BAM,
5.00%, 12/01/2042	11,170,000	12,205,440
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2024 - 06/01/2033	1,450,000	1,389,461
Western Illinois University, Revenue Bonds,
BAM,
5.00%, 04/01/2024	145,000	145,274
Will County Community Unit School District No. 201-U, General Obligation Limited,
Series E, AGM,
5.25%, 09/01/2042	3,605,000	3,981,858

		139,113,644

Indiana - 3.5%
Bloomington Redevelopment District, Tax Allocation,
Series B,
5.25%, 08/01/2036	2,000,000	2,201,710

Transamerica Funds	Page 5

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Fishers Town Hall Building Corp., Revenue Bonds,
Series A, BAM,
5.63%, 07/15/2053	$ 1,415,000	$ 1,605,021
5.75%, 07/15/2058 - 01/15/2063	15,435,000	17,567,472
Indiana Finance Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2052	790,000	819,046
Series A,
3.00%, 11/01/2030	3,470,000	3,237,841
Series B,
3.00%, 11/01/2030	625,000	583,185
Series B,
2.50%, 11/01/2030	2,500,000	2,259,837
Indiana Health Facility Financing Authority, Revenue Bonds,
5.00%, 11/15/2034	1,725,000	1,759,365
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds,
Series A,
6.00%, 01/15/2042 (C)	1,445,000	1,736,202
Series F-1, BAM,
5.00%, 03/01/2058	5,065,000	5,369,541
5.25%, 03/01/2043	1,015,000	1,123,521
Noblesville Redevelopment Authority, Revenue Bonds,
5.50%, 01/15/2046	1,750,000	1,953,833

		40,216,574

Iowa - 0.7%
City of Dubuque, General Obligation Unlimited,
Series A,
2.00%, 06/01/2025	195,000	190,980
Iowa Finance Authority, Revenue Bonds
5.00%, 05/15/2041 - 05/15/2047	7,790,000	6,376,102
Series A,
4.00%, 05/15/2053	2,500,000	1,560,401

		8,127,483

Kansas - 0.5%
Jefferson County Unified School District No. 343, General Obligation Unlimited,
5.50%, 09/01/2048	150,000	164,790
Kansas Development Finance Authority, Revenue Bonds,
Series P,
3.00%, 05/01/2032	3,135,000	3,110,393
Shawnee County Unified School District No. 372, General Obligation Unlimited,
5.50%, 09/01/2043 - 09/01/2054	2,265,000	2,485,466

		5,760,649

Kentucky - 3.5%
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	5,840,000	6,143,499
Kentucky Economic Development Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2045	11,035,000	11,482,367

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Kentucky Municipal Power Agency, Revenue Bonds
NATL,
5.00%, 09/01/2032	$ 900,000	$ 932,340
Series A,
Fixed until 03/01/2026, 3.45% (B), 09/01/2042	2,000,000	1,982,653
Kentucky Public Energy Authority, Revenue Bonds
Series A,
4.00% (B), 04/01/2048	7,380,000	7,389,751
Series A-1,
Fixed until 08/01/2030, 4.00% (B), 08/01/2052	8,000,000	8,011,381
Kentucky State Property & Building Commission, Revenue Bonds,
BAM-TCRS,
5.00%, 04/01/2029	1,635,000	1,744,674
Kentucky State University, Certificate of Participation,
BAM,
4.00%, 11/01/2041 - 11/01/2046	1,610,000	1,610,171
Louisville & Jefferson County Visitors & Convention Commission, Revenue Bonds,
AGM-CR,
4.00%, 06/01/2028	1,650,000	1,684,831

		40,981,667

Louisiana - 2.1%
City of Lafayette Utilities Revenue, Revenue Bonds,
BAM,
5.13%, 11/01/2048	620,000	676,735
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
AGM,
5.00%, 08/01/2027 - 08/01/2029	7,515,000	7,998,647
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027	3,160,000	2,528,000
New Orleans Aviation Board, Revenue Bonds,
AGM,
5.00%, 10/01/2043	440,000	459,644
Parish of St. John the Baptist, Revenue Bonds,
Fixed until 07/01/2024, 2.10% (B), 06/01/2037	1,195,000	1,181,816
Fixed until 07/01/2026, 2.20% (B), 06/01/2037	4,180,000	3,963,240
Series B-2,
Fixed until 07/01/2026, 2.38% (B), 06/01/2037	7,975,000	7,593,028

		24,401,110

Maine - 0.3%
Maine State Housing Authority, Revenue Bonds,
Series C,
2.75%, 11/15/2031	545,000	503,321
Series E,
4.45%, 11/15/2038	2,395,000	2,550,572

		3,053,893

Transamerica Funds	Page 6

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland - 0.3%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
AGM-CR,
5.00%, 07/01/2033 - 07/01/2034	$ 2,915,000	$ 3,354,698
State of Maryland, General Obligation Unlimited,
Series 1,
4.00%, 06/01/2030	465,000	465,919

		3,820,617

Massachusetts - 1.3%
Commonwealth of Massachusetts Transportation Fund Revenue, Revenue Bonds,
Series A,
5.00%, 06/01/2053	3,295,000	3,622,695
Lynn Housing Authority & Neighborhood Development, Revenue Bonds,
4.25%, 10/01/2028	315,000	315,068
4.38%, 10/01/2029	300,000	300,078
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2039	250,000	254,664
Series C, AGM,
4.00%, 10/01/2045	2,350,000	2,259,917
Series D,
5.00%, 07/01/2054	2,500,000	2,690,905
Series P,
5.45%, 05/15/2059	3,970,000	4,425,771
Massachusetts Health & Educational Facilities Authority, Revenue Bonds,
5.50%, 06/01/2030	835,000	970,831

		14,839,929

Michigan - 2.1%
County of Genesee, General Obligation Limited,
AGM,
5.00%, 11/01/2036	1,615,000	1,864,241
Decatur Public School District, General Obligation Unlimited,
5.00%, 05/01/2048 (C)	585,000	632,354
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,090,000	2,092,178
Dryden Community Schools, General Obligation Unlimited,
AGM,
5.00%, 05/01/2036 - 05/01/2037	1,465,000	1,688,072
East Grand Rapids Public School District, General Obligation Unlimited,
Series I,
5.00%, 05/01/2050 - 05/01/2053 (C)	1,055,000	1,130,328
Eastern Michigan University, Revenue Bonds,
Series A, AGM,
4.00%, 03/01/2044	2,450,000	2,430,095
Eastpointe Community Schools, General Obligation Unlimited,
5.00%, 05/01/2048	765,000	823,576
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds,
Series B,
5.25%, 07/01/2053	700,000	785,163

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Lake City Area Schools, General Obligation Unlimited,
BAM,
5.00%, 05/01/2035	$ 1,365,000	$ 1,429,831
Martin Public Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2050 - 05/01/2053 (C)	1,395,000	1,516,678
Michigan Finance Authority, Revenue Bonds,
4.00%, 12/01/2036 - 11/01/2037	5,450,000	5,582,698
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,175,000	1,823,908
Tri-County Area School District, General Obligation Unlimited,
AGM,
4.00%, 05/01/2044	1,725,000	1,730,805
Zeeland Public Schools, General Obligation Unlimited,
Series B, BAM,
5.00%, 05/01/2030	750,000	814,007

		24,343,934

Minnesota - 2.7%
City of Coon Rapids, Revenue Bonds,
Series M,
5.60%, 12/01/2039	1,749,539	1,923,643
City of Deephaven, Revenue Bonds,
Series A,
4.38%, 10/01/2027	230,000	224,327
4.40%, 07/01/2025	50,000	49,829
City of Minneapolis, Revenue Bonds,
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	18,750,000	20,377,917
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	655,000	532,076
City of Stillwater, Tax Allocation,
3.00%, 02/01/2024 - 02/01/2027	1,160,000	1,144,512
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	905,000	711,050
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 12/01/2030	320,000	322,109
Series B,
4.25%, 04/01/2025 (E)	80,000	79,405
Minneapolis Special School District No. 1, General Obligation Unlimited,
Series B,
5.00%, 02/01/2031	510,000	544,791
Minnesota Housing Finance Agency, Revenue Bonds,
Series C,
3.45%, 02/01/2025	1,660,000	1,658,669
Series D, GNMA, FNMA, FHLMC,
1.95%, 01/01/2032	1,125,000	988,539
2.00%, 07/01/2032	535,000	464,202
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	555,000	503,175

Transamerica Funds	Page 7

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Stillwater Independent School District No. 834, General Obligation Unlimited,
Series A,
5.00%, 02/01/2026	$ 1,020,000	$ 1,021,626
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	620,000	560,744

		31,106,614

Mississippi - 0.3%
Mississippi Development Bank, Revenue Bonds,
AGM,
6.88%, 12/01/2040	3,160,000	3,172,921

Missouri - 0.3%
Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2029	2,145,000	2,168,181
Missouri Housing Development Commission, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 11/01/2029	135,000	127,780
St. Louis Municipal Finance Corp., Revenue Bonds,
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	1,375,000	1,449,911

		3,745,872

Montana - 0.2%
City of Forsyth, Revenue Bonds,
3.88%, 07/01/2028	1,940,000	1,968,096

Nebraska - 0.5%
Nebraska Investment Finance Authority, Revenue Bonds,
Series E, GNMA, FNMA, FHLMC,
4.65%, 09/01/2043	2,725,000	2,788,720
Nebraska State Colleges, Revenue Bonds,
AGM,
5.00%, 07/01/2048 - 07/01/2053	3,275,000	3,554,996

		6,343,716

Nevada - 1.4%
Henderson Local Improvement Districts, Special Assessment,
2.50%, 09/01/2025	65,000	63,535
Henderson Redevelopment Agency, Tax Allocation,
5.25%, 04/01/2043 - 04/01/2050	6,900,000	7,514,876
State of Nevada, General Obligation Limited,
Series D,
5.00%, 04/01/2024	3,070,000	3,080,145
State of Nevada Department of Business & Industry, Revenue Bonds,
8.13% (B), 01/01/2050 (A)	5,000,000	5,063,334

		15,721,890

New Hampshire - 0.6%
New Hampshire Business Finance Authority, Revenue Bonds,
Series A, BAM,
5.25%, 12/01/2041 - 06/01/2051	6,515,000	7,233,422

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 2.8%
City of Newark, General Obligation Unlimited,
BAM,
4.00%, 02/15/2032 - 02/15/2035	$ 4,900,000	$ 5,175,767
City of Newark Mass Transit Access Tax Revenue, Revenue Bonds,
AGM,
5.00%, 11/15/2042	920,000	1,022,883
5.38%, 11/15/2052	2,695,000	3,025,461
6.00%, 11/15/2062	10,075,000	11,654,622
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F) (G)	535,000	321,000
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2044	440,000	465,253
Series A,
4.25%, 09/01/2027 (A)	155,000	153,777
5.00%, 09/01/2037 (A)	750,000	747,642
Series A, BAM,
3.13%, 07/01/2031	2,415,000	2,390,141
5.00%, 07/01/2027	1,760,000	1,861,655
Series A, BAM-TCRS,
5.00%, 06/15/2027	2,445,000	2,627,142
Series WW,
5.25%, 06/15/2040	85,000	87,647
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series BB,
5.25%, 06/15/2050	1,925,000	2,122,329
Newark Board of Education, General Obligation Unlimited,
BAM,
5.00%, 07/15/2031	960,000	1,087,179

		32,742,498

New York - 6.2%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2029 - 07/15/2035	2,710,000	2,740,486
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
3.88%, 08/01/2027	2,245,000	2,185,199
5.00%, 08/01/2037	1,295,000	1,278,746
East Ramapo Central School District, General Obligation Unlimited,
AGM,
5.00%, 03/15/2043 - 03/15/2047	4,370,000	4,634,185
Long Island Power Authority, Revenue Bonds,
Series E, AGM,
5.00%, 09/01/2053	12,640,000	14,000,621
Metropolitan Transportation Authority, Revenue Bonds,
Series D-1, BAM,
5.00%, 11/15/2033	6,635,000	6,809,002
New York City Housing Development Corp., Revenue Bonds,
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (B), 11/01/2045	3,620,000	3,569,924

Transamerica Funds	Page 8

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Industrial Development Agency, Revenue Bonds,
AGM,
4.00%, 03/01/2032	$ 4,310,000	$ 4,517,995
5.00%, 01/01/2030	1,030,000	1,147,124
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	144,203
New York Power Authority, Revenue Bonds,
Series A, AGM,
4.00%, 11/15/2047	1,280,000	1,270,791
New York State Dormitory Authority, Revenue Bonds,
Series A, AGM,
4.00%, 10/01/2034	530,000	557,085
Series A-1,
4.00%, 07/01/2043	4,405,000	4,461,790
4.25%, 07/01/2048	1,970,000	1,999,614
New York State Housing Finance Agency, Revenue Bonds,
Series A,
Fixed until 05/01/2027, 3.60% (B), 11/01/2062	1,625,000	1,630,530
Fixed until 11/01/2028, 3.65% (B), 11/01/2062	2,255,000	2,260,390
New York State Thruway Authority, Revenue Bonds,
Series B, AGM,
4.00%, 01/01/2045	3,680,000	3,685,775
Series P,
5.25%, 01/01/2054	3,460,000	3,847,278
Oneida County Local Development Corp., Revenue Bonds,
AGM,
4.00%, 12/01/2036	120,000	121,561
5.00%, 12/01/2026 - 12/01/2029	4,350,000	4,353,436
South Orangetown Central School District, General Obligation Unlimited,
5.00%, 12/01/2024	535,000	544,218
Syracuse Industrial Development Agency, Revenue Bonds,
Series A,
4.00%, 05/01/2036	575,000	599,043
Westchester County Local Development Corp., Revenue Bonds,
AGM,
5.00%, 11/01/2051	3,010,000	3,172,401
5.75%, 11/01/2049 - 11/01/2053	1,905,000	2,158,722

		71,690,119

North Carolina - 0.8%
City of Greensboro Combined Water & Sewer System Revenue, Revenue Bonds,
4.00%, 06/01/2028	140,000	141,510
North Carolina Housing Finance Agency, Revenue Bonds,
Series 38-B,
2.38%, 01/01/2025	635,000	624,227
2.45%, 07/01/2025	355,000	347,051
North Carolina Medical Care Commission, Revenue Bonds,
Series B-1,
2.55%, 09/01/2026	1,550,000	1,472,393
Series B-2,
2.30%, 09/01/2025	1,250,000	1,207,918

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina (continued)
North Carolina Turnpike Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2054 - 01/01/2058	$ 4,250,000	$ 4,559,549
Winston-Salem State University, Revenue Bonds,
BAM,
5.00%, 06/01/2030 - 06/01/2033	1,235,000	1,284,860

		9,637,508

North Dakota - 0.1%
City of Grand Forks, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2040 - 12/01/2042	640,000	696,777

Ohio - 4.5%
American Municipal Power, Inc., Revenue Bonds,
BAM-TCRS,
4.00%, 02/15/2034	3,245,000	3,452,837
Brunswick City School District, General Obligation Unlimited,
BAM,
5.50%, 12/01/2060	9,075,000	9,916,102
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	18,935,000	17,876,950
Series B-3, Class 2,
Zero Coupon, 06/01/2057	38,000,000	3,885,048
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	250,000	245,816
City of Toledo, General Obligation Limited
BAM,
5.00%, 12/01/2032	1,500,000	1,726,211
5.25%, 12/01/2035 - 12/01/2037	1,405,000	1,660,778
Columbus Metropolitan Housing Authority, Revenue Bonds,
4.00%, 08/01/2036	435,000	432,134
County of Allen Hospital Facilities Revenue, Revenue Bonds,
Series A,
4.00%, 12/01/2040	1,000,000	1,004,836
County of Hamilton, Revenue Bonds,
5.00%, 02/01/2024	50,000	50,000
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	130,000	122,668
Ohio Air Quality Development Authority, Revenue Bonds,
Series B,
Fixed until 11/01/2024, 1.38% (B), 02/01/2026	1,675,000	1,621,781
Series C,
Fixed until 11/04/2025, 1.50% (B), 02/01/2026	2,000,000	1,857,929
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	490,000	466,375
3.40%, 09/01/2037	1,465,000	1,378,456
Triway Local School District, Certificate of Participation,
BAM,
5.00%, 12/01/2047	2,000,000	2,104,321

Transamerica Funds	Page 9

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Wayne County Southeast Local School District, Certificate of Participation,
BAM,
4.00%, 12/01/2033	$ 445,000	$ 475,980
West Holmes Local School District, Certificate of Participation,
5.25%, 12/01/2042 - 12/01/2053	3,815,000	4,142,086

		52,420,308

Oregon - 1.0%
City of Portland Water System Revenue, Revenue Bonds,
Series B,
5.00%, 05/01/2024	1,415,000	1,421,248
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	700,000	661,214
Medford Hospital Facilities Authority, Revenue Bonds,
Series A,
5.00%, 08/15/2037	1,430,000	1,554,112
Oregon Health & Science University, Revenue Bonds,
Series A,
4.00%, 07/01/2044	1,300,000	1,302,995
Oregon State Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2041	1,015,000	992,333
5.50%, 06/15/2035 (A)	750,000	751,218
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,712,196
Washington & Multnomah Counties School District No. 48J, General Obligation Unlimited,
5.00%, 06/15/2029	2,500,000	2,517,200

		11,912,516

Pennsylvania - 5.5%
Allegheny County Hospital Development Authority, Revenue Bonds,
Series A,
4.00%, 07/15/2036 - 07/15/2038	11,200,000	11,395,103
Beaver County Economic Development Authority, Revenue Bonds,
BAM,
4.00%, 11/15/2035 - 11/15/2036	3,110,000	3,203,642
Brentwood School District, General Obligation Limited,
5.00%, 05/15/2043 - 05/15/2048	1,465,000	1,539,634
Bucks County Industrial Development Authority, Revenue Bonds,
4.00%, 08/15/2044	535,000	536,065
5.00%, 10/01/2033	825,000	845,179
Chester County School Authority, Revenue Bonds,
5.00%, 04/01/2042 - 04/01/2044 (C)	2,425,000	2,606,641
Commonwealth of Pennsylvania, General Obligation Unlimited,
Series 2020-1,
5.00%, 05/01/2024	5,000,000	5,023,077

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
County of Lackawanna, General Obligation Unlimited,
BAM,
4.00%, 09/15/2033	$ 2,540,000	$ 2,594,533
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	840,000	838,878
Cumberland Valley School District, General Obligation Limited,
Series A, AGM,
5.00%, 11/15/2047	1,000,000	1,083,042
Erie Sewer Authority, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2036	2,000,000	2,213,913
Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds,
AGM,
5.00%, 07/01/2035 - 07/01/2036	5,900,000	6,536,598
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	755,000	689,437
Montgomery County Higher Education & Health Authority, Revenue Bonds,
AGM-CR,
4.00%, 09/01/2049	3,235,000	3,150,282
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.20%, 04/01/2026	1,190,000	1,145,773
2.25%, 10/01/2026	305,000	292,627
Series 124B,
2.65%, 04/01/2028	475,000	460,854
2.75%, 10/01/2028	275,000	265,689
Series 129,
2.40%, 10/01/2028	410,000	387,607
2.45%, 04/01/2029 - 10/01/2029	2,355,000	2,203,681
2.55%, 04/01/2030	1,170,000	1,100,070
Pennsylvania Turnpike Commission, Revenue Bonds
Series B, BAM-TCRS,
5.25%, 12/01/2044	7,420,000	7,530,785
Series C, AGM,
6.25% (D), 06/01/2033	770,000	830,858
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds,
Series B,
5.00%, 12/01/2038	525,000	555,310
Philadelphia Gas Works Co., Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2050	1,130,000	1,208,485
Pottsville Hospital Authority, Revenue Bonds,
Series B,
5.00%, 07/01/2045	1,825,000	1,857,482
School District of Philadelphia, General Obligation Limited
5.00%, 09/01/2024	500,000	504,388
Series A,
4.00%, 09/01/2036	910,000	928,710

Transamerica Funds	Page 10

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
State Public School Building Authority, Revenue Bonds,
5.00%, 06/01/2032	$ 1,765,000	$ 1,845,564
Woodland Hills School District, General Obligation Limited,
4.00%, 09/01/2042 (C)	265,000	264,678

		63,638,585

Puerto Rico - 0.4%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	126,615
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.65%, 07/01/2024	620,000	616,448
Series RR, AGC,
5.00%, 07/01/2028	345,000	344,040
Series SS, AGC,
4.38%, 07/01/2030	145,000	140,017
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,089,900
Series UU, AGC,
4.25%, 07/01/2027	20,000	19,528
5.00%, 07/01/2026	650,000	649,966
Series UU, AGM,
5.00%, 07/01/2024	400,000	400,017
Series VV, AGM,
5.25%, 07/01/2027	40,000	40,010
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2027	690,000	694,771

		5,121,312

Rhode Island - 0.6%
Providence Public Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/15/2028 - 09/15/2034	4,375,000	4,623,600
Rhode Island Commerce Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 07/01/2034	1,395,000	1,523,915
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds,
Series 71, GNMA,
2.75%, 10/01/2034	890,000	816,220

		6,963,735

South Carolina - 0.8%
City of Rock Hill Combined Utility System Revenue, Revenue Bonds,
Series A,
4.00%, 01/01/2049 (C)	1,500,000	1,482,461
5.00%, 01/01/2054 (C)	1,000,000	1,081,220
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	1,275,000	1,269,267
5.00%, 02/01/2036	1,165,000	1,196,925
Series A,
4.00%, 12/01/2044	3,690,000	3,681,853

		8,711,726

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Dakota - 0.2%
Brookings School District No. 005-1, General Obligation Limited,
AGM,
5.50%, 06/15/2043	$ 1,675,000	$ 1,959,015

Tennessee - 2.6%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1,
4.00%, 08/01/2044	2,490,000	2,389,107
County of Marshall Water Revenue, Revenue Bonds,
4.00%, 06/01/2045	750,000	743,229
4.25%, 06/01/2053	755,000	754,009
5.00%, 06/01/2049	1,500,000	1,625,177
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1,
5.00%, 07/01/2042 - 07/01/2064	5,020,000	5,307,406
5.25%, 07/01/2049	5,220,000	5,674,123
5.50%, 07/01/2054 - 07/01/2059	5,225,000	5,718,263
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds,
Series B, AGM,
5.25%, 07/01/2056	4,705,000	5,175,648
New Memphis Arena Public Building Authority, Revenue Bonds,
Zero Coupon (D), 04/01/2029	550,000	508,704
Tennessee Housing Development Agency, Revenue Bonds,
Series 1,
2.95%, 01/01/2026	45,000	44,261
Series B-2,
2.25%, 01/01/2025	40,000	39,202
2.95%, 07/01/2028	1,785,000	1,732,614

		29,711,743

Texas - 1.2%
City of Arlington, General Obligation Limited,
3.10%, 08/15/2031	985,000	972,444
City of Dallas, General Obligation Limited,
Series B,
5.00%, 02/15/2024	2,000,000	2,001,252
City of McAllen International Toll Bridge Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 03/01/2024	1,000,000	1,001,294
City of Round Rock, Revenue Bonds,
AGM,
4.00%, 12/01/2037	1,010,000	1,055,463
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (A)	226,000	207,331
Dallas County Flood Control District No. 1, General Obligation Unlimited,
5.00%, 04/01/2024 (A)	800,000	799,620
El Paso County Hospital District, General Obligation Limited,
5.00%, 08/15/2026	150,000	150,161
Harris County Municipal Utility District No. 171, General Obligation Unlimited,
BAM,
6.88%, 12/01/2031	80,000	94,605

Transamerica Funds	Page 11

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Sports Authority, Revenue Bonds,
Series A, AGM,
5.00%, 11/15/2027	$ 35,000	$ 35,452
Houston Housing Finance Corp., Revenue Bonds,
Fixed until 02/01/2024, 4.08% (B), 08/01/2024	1,500,000	1,500,000
Meyer Ranch Municipal Utility District, General Obligation Unlimited,
BAM,
4.38%, 08/15/2042	660,000	667,174
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited,
AGM,
3.00%, 09/01/2033	150,000	141,179
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 01/01/2026 - 01/01/2028	2,185,000	2,174,027
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation,
BAM,
4.00%, 09/01/2036	1,075,000	1,083,684
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	105,000	102,071
Southwest Houston Redevelopment Authority, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2034	2,000,000	2,147,903

		14,133,660

U.S. Virgin Islands - 0.0% (H)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (E)	190,000	190,161

Utah - 0.2%
County of Utah, Revenue Bonds,
Series A,
4.00%, 05/15/2041	920,000	921,809
Utah Charter School Finance Authority, Revenue Bonds,
4.25%, 04/15/2034	120,000	120,106
Series A,
5.00%, 04/15/2043	1,340,000	1,435,465

		2,477,380

Vermont - 0.0% (H)
Vermont Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	550,000	477,749

Virginia - 3.0%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds,
AGM,
5.00%, 07/01/2041	440,000	453,970
City of Franklin, General Obligation Unlimited,
5.00%, 01/15/2048	405,000	450,914

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
County of Fairfax, General Obligation Unlimited,
Series A,
4.00%, 10/01/2034	$ 2,740,000	$ 2,871,467
County of Henrico Water & Sewer Revenue, Revenue Bonds,
4.00%, 05/01/2030 - 05/01/2032	4,865,000	4,876,094
Fairfax County Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 05/15/2048	2,915,000	2,843,212
Isle Wight County Industrial Development Authority, Revenue Bonds,
4.75%, 07/01/2053	4,000,000	4,139,442
5.25%, 07/01/2043 - 07/01/2053	9,045,000	9,964,547
Virginia Public School Authority, Revenue Bonds,
4.00%, 03/01/2032	1,105,000	1,160,086
Series B,
5.00%, 08/01/2024	2,500,000	2,525,118
Williamsburg Economic Development Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2033	1,350,000	1,587,420
5.25%, 07/01/2053	2,595,000	2,871,409
Series B,
5.25%, 07/01/2053	1,000,000	1,092,496

		34,836,175

Washington - 1.7%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	40,000	40,569
Everett Housing Authority, Revenue Bonds,
4.00%, 07/01/2036	1,495,000	1,491,213
Public Hospital District 1A of Whitman County, General Obligation Unlimited
Series A,
5.00%, 12/01/2053	1,500,000	1,579,281
5.50%, 12/01/2043	600,000	671,573
Public Utility District No. 1 of Benton County, Revenue Bonds,
5.00%, 11/01/2048	1,215,000	1,311,756
Snohomish County Housing Authority, Revenue Bonds,
4.00%, 04/01/2033	13,555,000	14,040,929
Washington State Housing Finance Commission, Revenue Bonds,
5.00%, 07/01/2033 (A)	375,000	373,315

		19,508,636

West Virginia - 0.1%
West Virginia Economic Development Authority, Revenue Bonds,
Series A-1, AGM,
4.00%, 07/01/2041	940,000	927,975

Wisconsin - 3.9%
City of Milwaukee, General Obligation Unlimited,
Series N3, BAM-TCRS,
5.00%, 04/01/2031	2,685,000	3,025,054

Transamerica Funds	Page 12

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Neenah Joint School District, General Obligation Unlimited,
5.00%, 03/01/2024	$ 2,585,000	$ 2,588,620
Public Finance Authority, Revenue Bonds,
3.00%, 04/01/2025 (A) (E)	20,000	19,967
3.00%, 04/01/2025 (A)	150,000	146,576
4.00%, 09/01/2029 (A)	800,000	760,310
AGM,
5.00%, 07/01/2037	1,895,000	2,000,613
BAM,
5.25%, 07/01/2042	6,150,000	6,819,942
5.38%, 07/01/2047	6,825,000	7,516,577
5.50%, 07/01/2052	10,760,000	11,866,783
5.63%, 07/01/2055	5,880,000	6,540,573
Series A,
4.00%, 01/01/2045	275,000	262,245
5.00%, 07/01/2038	425,000	427,156
Series A, AGM,
5.00%, 07/01/2036	340,000	363,156
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/01/2032 - 12/15/2044	2,400,000	2,046,924
Series A,
5.13%, 04/01/2057	1,000,000	789,066

		45,173,562

Wyoming - 0.4%
Snake River Sporting Club Improvement & Service District, General Obligation Unlimited
Series A,
4.25%, 07/15/2044	535,000	534,604
5.50%, 07/15/2048	805,000	869,649
Wyoming Community Development Authority, Revenue Bonds,
Series 1,
2.30%, 12/01/2031	255,000	229,635
Series 2,
2.95%, 06/01/2033	2,485,000	2,398,728

		4,032,616

Total Municipal Government Obligations (Cost $1,077,416,877)		1,066,272,695

U.S. GOVERNMENT OBLIGATION - 1.8%
U.S. Treasury - 1.8%
U.S. Treasury Notes
4.75%, 11/15/2043	20,000,000	21,128,125

Total U.S. Government Obligation (Cost $20,872,589)		21,128,125

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 3.0%
U.S. Treasury Bills
5.39% (I), 02/27/2024	35,000,000	34,867,229

Total Short-Term U.S. Government Obligation (Cost $34,866,728)		34,867,229

Principal	Value
REPURCHASE AGREEMENT - 4.9%

Fixed Income Clearing Corp., 2.50% (I), dated 01/31/2024, to be repurchased at $56,124,311 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $57,242,852.

$ 56,120,414	$ 56,120,414

Total Repurchase Agreement (Cost $56,120,414)	56,120,414

Total Investments (Cost $1,189,276,608)	1,178,388,463
Net Other Assets (Liabilities) - (1.8)%	(20,785,065)

Net Assets - 100.0%	$ 1,157,603,398

Transamerica Funds	Page 13

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,066,272,695	$—	$1,066,272,695
U.S. Government Obligation	—	21,128,125	—	21,128,125
Short-Term U.S. Government Obligation	—	34,867,229	—	34,867,229
Repurchase Agreement	—	56,120,414	—	56,120,414

Total Investments	$—	$1,178,388,463	$—	$1,178,388,463

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $14,516,825, representing 1.3% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2024; the maturity dates disclosed are the ultimate maturity dates.
(E)	Restricted securities. At January 31, 2024, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited Series A 4.00%, 12/01/2028	03/08/2018	$291,210	$284,334	0.0	%(H)
Municipal Government Obligations	Housing & Redevelopment Authority of the City of St. Paul Revenue Bonds, Series B 4.25%, 04/01/2025	06/19/2015	80,003	79,405	0.0	(H)
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series A, AGM-CR 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	202,300	190,161	0.0	(H)
Municipal Government Obligations	Public Finance Authority Revenue Bonds, 3.00%, 04/01/2025	02/26/2020	20,285	19,967	0.0	(H)

Total			$593,798	$573,867	0.0	%(H)

(F)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2024, the value of this security is $321,000, representing less than 0.1% of the Fund’s net assets.
(G)	Non-income producing security.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rates disclosed reflect the yields at January 31, 2024.
(J)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

Transamerica Funds	Page 14

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
TCRS	Temporary Custodian Receipts

Transamerica Funds	Page 15

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Intermediate Muni (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 16

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 17